Related party transactions (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Acorn Composite [Member]
Related Party Transaction [Line Items]
Payments For Securing Commercial And Business Interest	$ 0	$ 1,870,547
Ryecor [Member]
Related Party Transaction [Line Items]
Payments For Securing Commercial And Business Interest	$ 0	$ 1,154,386